Finance Cost and Income - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of finance income expense [line items]
Interest expense on lease liabilities	$ 75	$ 60
Net finance income/(cost) excluding exceptional items	2,520	2,444
Mark to market gain (loss)	(703)	296
Unwinding of discount	262	225
Interest expense on bonds	30	32
Interest on provisions	$ 18	19
Gain (loss) on remeasurement of deferred considerations		7
Gain (Loss) on Redemption of Bonds		$ (127)